Performance Management	Jul. 29, 2025
SEI Enhanced U.S. Large Cap Quality Factor ETF | SEI Enhanced U.S. Large Cap Quality Factor ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past two calendar years and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past two calendar years and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 10.61% (12/31/2023) Worst Quarter: -4.68% (09/30/2023) The Fund's total return (pre-tax) from January 1, 2025 to June 30, 2025 was 6.70%.

Bar Chart Closing [Text Block]
Best Quarter: 10.61% (12/31/2023) Worst Quarter: -4.68% (09/30/2023) The Fund's total return (pre-tax) from January 1, 2025 to June 30, 2025 was 6.70%.

Year to Date Return, Label [Optional Text]	The Fund's total return (pre-tax)
Bar Chart, Year to Date Return	6.70%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.68%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns for periods ended December 31, 2024 to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
SEI Enhanced U.S. Large Cap Quality Factor ETF	1 Year	Since Inception (5/18/2022)
Return Before Taxes	16.16%	15.08%
Return After Taxes on Distributions	15.87%	14.76%
Return After Taxes on Distributions and Sale of Fund Shares	9.74%	11.73%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	18.51%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	24.51%	18.36%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SEI Enhanced U.S. Large Cap Momentum Factor ETF | SEI Enhanced U.S. Large Cap Momentum Factor ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past two calendar years and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past two calendar years and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 15.05% (3/31/2024) Worst Quarter: -5.11% (09/30/2023) The Fund's total return (pre-tax) from January 1, 2025 to June 30, 2025 was 9.48%.

Bar Chart Closing [Text Block]
Best Quarter: 15.05% (3/31/2024) Worst Quarter: -5.11% (09/30/2023) The Fund's total return (pre-tax) from January 1, 2025 to June 30, 2025 was 9.48%.

Year to Date Return, Label [Optional Text]	The Fund's total return (pre-tax)
Bar Chart, Year to Date Return	9.48%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.05%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.11%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns for periods ended December 31, 2024 to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
SEI Enhanced U.S. Large Cap Momentum Factor ETF	1 Year	Since Inception (5/18/2022)
Return Before Taxes	38.94%	18.95%
Return After Taxes on Distributions	38.77%	18.67%
Return After Taxes on Distributions and Sale of Fund Shares	23.16%	14.81%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	18.51%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	24.51%	18.36%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SEI Enhanced U.S. Large Cap Value Factor ETF | SEI Enhanced U.S. Large Cap Value Factor ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past two calendar years and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past two calendar years and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 12.27% (12/31/2023) Worst Quarter: -2.83% (09/30/2023) The Fund's total return (pre-tax) from January 1, 2025 to June 30, 2025 was 8.29%.

Bar Chart Closing [Text Block]
Best Quarter: 12.27% (12/31/2023) Worst Quarter: -2.83% (09/30/2023) The Fund's total return (pre-tax) from January 1, 2025 to June 30, 2025 was 8.29%.

Year to Date Return, Label [Optional Text]	The Fund's total return (pre-tax)
Bar Chart, Year to Date Return	8.29%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.83%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns for periods ended December 31, 2024 to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
SEI Enhanced U.S. Large Cap Value Factor ETF	1 Year	Since Inception (5/18/2022)
Return Before Taxes	19.70%	13.85%
Return After Taxes on Distributions	19.18%	13.25%
Return After Taxes on Distributions and Sale of Fund Shares	11.95%	10.69%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	18.51%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	24.51%	18.36%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SEI Enhanced Low Volatility U.S. Large Cap ETF | SEI Enhanced Low Volatility U.S. Large Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past two calendar years and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past two calendar years and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 7.77% (9/30/2024) Worst Quarter: -4.94% (09/30/2023) The Fund's total return (pre-tax) from January 1, 2025 to June 30, 2025 was 7.90%.

Bar Chart Closing [Text Block]
Best Quarter: 7.77% (9/30/2024) Worst Quarter: -4.94% (09/30/2023) The Fund's total return (pre-tax) from January 1, 2025 to June 30, 2025 was 7.90%.

Year to Date Return, Label [Optional Text]	The Fund's total return (pre-tax)
Bar Chart, Year to Date Return	7.90%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.77%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.94%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns for periods ended December 31, 2024 to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
SEI Enhanced Low Volatility Factor U.S. Large Cap ETF	1 Year	Since Inception (5/18/2022)
Return Before Taxes	14.81%	8.53%
Return After Taxes on Distributions	14.30%	8.00%
Return After Taxes on Distributions and Sale of Fund Shares	9.08%	6.53%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	18.51%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	24.51%	18.36%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SEI Select Small Cap ETF | SEI Select Small Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations on October 8, 2024. Because the Fund did not have a full calendar year of performance as of July 31, 2025, performance results have not been provided. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund's website at www.seic.com/asset-management/etfs/select-etfs.

Performance One Year or Less [Text]	The Fund commenced operations on October 8, 2024. Because the Fund did not have a full calendar year of performance as of July 31, 2025, performance results have not been provided.
Performance Availability Website Address [Text]	www.seic.com/asset-management/etfs/select-etfs
SEI Select International Equity ETF | SEI Select International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations on October 8, 2024. Because the Fund did not have a full calendar year of performance as of July 31, 2025, performance results have not been provided. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund's website at www.seic.com/asset-management/etfs/select-etfs.

Performance One Year or Less [Text]	The Fund commenced operations on October 8, 2024. Because the Fund did not have a full calendar year of performance as of July 31, 2025, performance results have not been provided.
Performance Availability Website Address [Text]	www.seic.com/asset-management/etfs/select-etfs
SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations on October 8, 2024. Because the Fund did not have a full calendar year of performance as of July 31, 2025, performance results have not been provided. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund's website at www.seic.com/asset-management/etfs/select-etfs.

Performance One Year or Less [Text]	The Fund commenced operations on October 8, 2024. Because the Fund did not have a full calendar year of performance as of July 31, 2025, performance results have not been provided.
Performance Availability Website Address [Text]	www.seic.com/asset-management/etfs/select-etfs